Summary of Consideration Paid and Recognized Amounts of Assets Acquired and Liabilities Assumed (Detail) (TermNet, USD $) In Thousands, unless otherwise specified	May 02, 2011
TermNet
Business Acquisition [Line Items]
Cash and restricted cash	$ 2,691
Accounts receivable, net	10,253
Other assets	1,516
Identifiable intangible assets	11,740
Goodwill	28,918
Accounts payable	(5,578)
Accrued compensation	(2,683)
Deferred income tax liability	(4,506)
Other liabilities	(351)
Total consideration	$ 42,000